Share-Based Compensation - Schedule of Incentive Shares and Stock Option and Restricted Stock Units Activities (Details) - Share-based Plans - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average grant-date fair value, Beginning balance	$ 3.0453	$ 3.0279
Weighted average grant-date fair value, Granted	0.7373	3.0401
Weighted average grant-date fair value, Vested	1.1653	2.7252
Weighted average grant-date fair value, Forfeited	2.1794	3.9901
Weighted average grant-date fair value, Ending balance	$ 0.6037	$ 3.0453
Incentive Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of non-vested incentive shares and stock options, Beginning balance	681,250	1,468,134
Number of non-vested incentive shares and stock options, Vested	(498,883)	(619,234)
Number of non-vested incentive shares and stock options, Forfeited	(51,517)	(167,650)
Number of non-vested incentive shares and stock options, Ending balance	130,850	681,250
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of non-vested incentive shares and stock options, Beginning balance	765,803	1,431,620
Number of non-vested incentive shares and stock options, Granted	40,000	210,000
Number of non-vested incentive shares and stock options, Vested	(212,818)	(463,942)
Number of non-vested incentive shares and stock options, Forfeited	(295,250)	(411,875)
Number of non-vested incentive shares and stock options, Ending balance	297,735	765,803
RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of RSUs, Beginning balance	327,249
Number of RSUs, Granted	5,748,970	502,890
Number of RSUs, Vested	(5,088,353)	(84,976)
Number of RSUs, Forfeited	(897,116)	(90,665)
Number of RSUs, Ending balance	90,750	327,249